Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
REVENUE
Revenue
OPERATING EXPENSES
Administration expenses	1,253,797	1,499,885
Occupancy expenses - related party	34,150	28,841
Research and development	248,102	247,919
TOTAL OPERATING EXPENSES	1,536,049	1,776,645
LOSS FROM OPERATIONS	(1,536,049)	(1,776,645)
OTHER INCOME (EXPENSE)
Interest expense	(665,841)	(532,821)
Interest income	60	36
Derivative expense	(141,012)
Change in fair value of derivative liabilities	316,537	(530,330)
Gain from settlement of accounts payable		17,499
Gain on extinguishment of debt, net	54,565	25,969
Foreign currency transaction gain	22,080	5,885
TOTAL OTHER EXPENSE, NET	(413,611)	(1,013,762)
LOSS BEFORE TAXES	(1,949,660)	(2,790,407)
Tax benefit	129,132	129,841
NET LOSS	(1,820,528)	(2,660,566)
Deemed Dividend	(192,960)	(466,273)
NET LOSS AVAILABLE TO COMMON STOCKHOLDERS	$ (2,013,488)	$ (3,126,839)
BASIC NET LOSS PER SHARE AVAILABLE TO COMMON STOCKHOLDERS	$ (0.02)	$ (1.80)
DILUTED NET LOSS PER SHARE AVAILABLE TO COMMON STOCKHOLDERS	$ (0.02)	$ (1.80)
BASIC WEIGHTED AVERAGE SHARES OUTSTANDING	85,045,339	1,738,802
DILUTED WEIGHTED AVERAGE SHARES OUTSTANDING	85,045,339	1,738,802
OTHER COMPREHENSIVE INCOME (LOSS)
Unrealized foreign currency translation gain (loss)	$ (25,295)	$ 60,327
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(25,295)	60,327
TOTAL COMPREHENSIVE LOSS	$ (2,038,783)	$ (3,066,512)